Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	237,105.44
Total Transaction Valuation	1,716,911,200.00
Total Offset Amount	237,105.44
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A